                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ J. SITLANI           San Diego, California         02/12/10
   ---------------------      ------------------------    -------------
        [Signature]                [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $ 5,867,867
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE

                                         TITLE               VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                     OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED NONE
--------------------                  --------- --------- --------- ---------- --- ---- ------- -------- ---------- ------ ----
National Semiconductor Corp.             COM    637640103 $ 359,725 23,419,568 SH       SOLE             23,419,568
Baxter International Inc.                COM    071813109 $ 741,429 12,635,121 SH       SOLE             12,635,121
Unum Group                               COM    91529Y106 $ 295,780 15,152,649 SH       SOLE             15,152,649
The Home Depot, Inc.                     COM    437076102 $ 728,231 25,172,173 SH       SOLE             25,172,173
The Home Depot, Inc.                     COM    437076102 $ 259,946  8,985,337 SH       OTHER             8,985,337
Harman International Industries Inc.     COM    413086109 $  20,371    577,400 SH       SOLE                577,400
Charles River Lab. Intl. Inc.            COM    159864107 $  27,429    814,150 SH       SOLE                814,150
Precision Castparts Corp.                COM    740189105 $ 379,057  3,435,047 SH       SOLE              3,435,047
SUPERVALU  Inc.                          COM    868536103 $  23,990  1,887,512 SH       SOLE              1,887,512
Genzyme Corporation                      COM    372917104 $ 518,540 10,580,297 SH       SOLE             10,580,297
International Rectifier Corp.            COM    460254105 $  49,199  2,224,200 SH       SOLE              2,224,200

SPDR Trust Series 1                      COM    78462F103 $ 338,962  3,041,658 SH       SOLE              3,041,658
Time Warner Inc.                         COM    887317303 $ 113,318  3,888,754 SH       SOLE              3,888,754
AOL Inc.                                 COM    00184X105 $   8,230    353,514 SH       SOLE                353,514
Esterline Technologies Corp.             COM    297425100 $  59,445  1,458,054 SH       SOLE              1,458,054
Freeport-McMoRan Copper & Gold Inc.      COM    35671D857 $ 104,282  1,298,819 SH       SOLE              1,298,819
Occidental Petroleum Corporation         COM    674599105 $ 551,201  6,775,676 SH       SOLE              6,775,676
MetLife, Inc.                            COM    59156R108 $ 355,407 10,053,941 SH       SOLE             10,053,941
Gildan Activewear Inc.                   COM    375916103 $  84,850  3,480,309 SH       SOLE              3,480,309
Ameriprise Financial, Inc.               COM    03076C106 $  82,205  2,117,600 SH       SOLE              2,117,600
Cliffs Natural Resources Inc.            COM    18683K101 $  67,056  1,454,900 SH       SOLE              1,454,900
iShares Russell Midcap Value Index       COM    464287473 $  36,667    992,331 SH       SOLE                992,331
AGCO Corporation                         COM    001084102 $  62,187  1,922,900 SH       SOLE              1,922,900
Intuit Inc.                              COM    461202103 $ 386,221 12,576,383 SH       SOLE             12,576,383
CVS Caremark Corporation                 COM    126650100 $ 214,139  6,648,200 SH       SOLE              6,648,200